SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Share Capital And Sharebased Payments Details 2Abstract
Stock options outstanding and exercisable shares, Beginning	3,395,000	3,145,000
Granted	1,545,000	1,775,000
Exercised	(205,000)	(510,000)
Cancelled	(85,000)	(115,000)
Expired		(900,000)
Stock options outstanding and exercisable shares, Ending	4,650,000	3,395,000
Stock options outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 0.28	$ 0.28
Granted	0.38	0.36
Exercised	0.25	0.30
Cancelled	0.29	0.29
Expired		0.39
Stock options outstanding and exercisable Weighted Average Exercise Price, Ending	$ 0.32	$ 0.28